GEOGRAPHIC CONCENTRATIONS	3 Months Ended	12 Months Ended
	Dec. 31, 2025	Sep. 30, 2025
Geographic Concentrations
GEOGRAPHIC CONCENTRATIONS

5. GEOGRAPHIC CONCENTRATIONS

The Company is organized based on fundamentally three business segments although it does sell its products on a world-wide basis. The Company is organized in two geographical segments. The Company jointly produces and sells its products in North America and China. Information about the Company’s geographic operations for the three months ended December 31, 2025, and 2024 are as follows:

Geographic Concentration

Net Revenue:	Three months ended December 31, 2025	Three months ended December 31, 2024
North America	$-	$-
P.R.C	15,768,796	22,853
	15,768,796	22,853

Property and equipment, net:	Three months ended December 31, 2025	Three months ended December 31, 2024
North America	$-	$-
P.R.C	1,322	1,997
	1,322	1,997

5. GEOGRAPHIC CONCENTRATIONS

The Company is organized based on fundamentally three business segments although it does sell its products on a world-wide basis. The Company is organized in two geographical segments. The Company jointly produces and sells its products in North America and China. Information about the Company’s geographic operations for the years ended September 30, 2025, and 2024 are as follows:

Geographic Concentration

Net Revenue:	Year Ended September 30, 2025	Year Ended September 30, 2024
North America	$-	$1,924,293
P.R.C	10,297,778	5,998
	10,297,778	1,930,291

Property and equipment, net:	Year Ended September 30, 2025	Year Ended September 30, 2024
North America	$-	$2,268
P.R.C	2,200	-
	2,200	2,268